FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Details) - Fair value measurements recurring - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 29,016	$ 12,860
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	329,337	309,502
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	358,353	322,362
Cash equivalent - money market funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	6,123	1,986
Cash equivalent - money market funds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis
Cash equivalent - money market funds | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	6,123	1,986
U.S. government treasuries | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	22,893	10,874
U.S. government treasuries | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis
U.S. government treasuries | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	22,893	10,874
Corporate debt securities | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis
Corporate debt securities | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	329,337	309,502
Corporate debt securities | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value on recurring basis	$ 329,337	$ 309,502